Long-lived Assets by Geographic Area (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 PRC USD ($)	Dec. 31, 2014 PRC CNY	Dec. 31, 2013 PRC CNY	Dec. 31, 2014 Non-PRC USD ($)	Dec. 31, 2014 Non-PRC CNY	Dec. 31, 2013 Non-PRC CNY
Long-lived assets:
Long-lived assets	$ 1,525,716	9,466,458	5,355,157	$ 13,691	84,949	56,143